UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

 James E. Buck, II   Greenwich, Connecticut   January 28, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    71545

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADMIRALTY BANCORP INC COM      COMMON STOCK     007231103     2016    77734 SH       SOLE                  77734        0        0
D AMERICAN WTR WKS INC  COM      COMMON STOCK     030411102    22676   498600 SH       SOLE                 498600        0        0
D COMCAST CORP SPL A COM         COMMON STOCK     20030N200      244    10800 SH       SOLE                  10800        0        0
D COMMONWEALTH BANCORP INC       COMMON STOCK     20268X102    14342   309300 SH       SOLE                 309300        0        0
D DIANON SYS INC COM             COMMON STOCK     252826102     4294    90000 SH       SOLE                  90000        0        0
D FORDING INC SHS                COMMON STOCK     345426100      524    25000 SH       SOLE                  25000        0        0
D HOOVERS INC USD COM            COMMON STOCK     439321100      355    50000 SH       SOLE                  50000        0        0
D INTERTRUST TECHNOLOGIES CORP   COMMON STOCK     46113Q109      740   175000 SH       SOLE                 175000        0        0
D MERIDIAN MEDICAL TECH INC COM  COMMON STOCK     589658103     6465   145600 SH       SOLE                 145600        0        0
D TICKETMASTER CL-B COM STK      COMMON STOCK     88633P203    16770   790279 SH       SOLE                 790279        0        0
D WARREN BANCORP INC COM         COMMON STOCK     934710104     3119   197400 SH       SOLE                 197400        0        0
S REPORT SUMMARY                 11 DATA RECORDS               71545        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED